UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08411

James Advantage Funds
(Exact name of registrant as specified in charter)

1349 Fairground Road Xenia, Ohio	45385
(Address of principal executive offices)	(Zip code)

R. Brian Culpepper

P.O. Box 8 Alpha, Ohio 45301
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(937) 426-7640

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

James Balanced: Golden Rainbow Fund - Retail Class

Retail Class (GLRBX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about James Balanced: Golden Rainbow Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$122	1.22%

How did the Fund perform during the reporting period?

During the fiscal year ending June 30, 2024, the Fund maintained an average equity weighting of 54%, with 43.4% in fixed income and the remaining 1.9% in cash. Most of the Fund's total return came from its equity investments, while the fixed income and cash portions contributed -0.25% and 0.12%, respectively.

The Fund's largest weighting in the equity sector was in Technology, which generated a 5.3% return for the Fund over the year. Although Communication Services had the highest average total return, its lower weighting resulted in a contribution of only 1.64%. Real Estate and Utilities, both highly sensitive to interest rates, lagged, each contributing less than one-tenth of one percent to the Fund.

With Artificial Intelligence (AI) generating significant interest in the investment world, NVIDIA Corp. emerged as the most successful stock in the Fund. NVIDIA, known for making Graphics Processing Units once primarily driven by gaming platforms, now sees high demand for its semiconductors essential for AI processing. Consequently, the stock achieved a one-year total return of 192.1%, contributing 2.2% to the Fund.

Microsoft, the stock with the heaviest weighting, was the second-largest contributor to the Fund. This large-cap technology stock, often the largest by market capitalization globally, added 1.2% to the Fund during the fiscal year.

Inflation was a significant factor throughout the year, prompting the Federal Reserve to raise rates multiple times. Consequently, the biggest detractor to the Fund was the U.S. Treasury Bond 3.125% maturing on May 15, 2048. Its 8.1% total return decline over the year led to a 0.5% reduction in the Fund's total return.

The stock that detracted the most from the Fund was McDonald's. High inflation, particularly in food prices, significantly increased the company's cost of goods sold, eroding their margins. The 12.6% decline in the stock resulted in a 0.2% loss to the Fund.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

James Balanced: Golden Rainbow Fund - Retail Class
James Golden Rainbow Blend
Bloomberg Intermediate Government/Credit Index
VettaFi U.S. Equity 3000 Index
VettaFi U.S. Equity Large/Mid-Cap 1000 Index
VettaFi U.S. Equity Small-Cap 2000 Index
$35,000
$25,000
$15,000
$5,000
$32,362
$31,397
$19,008
$17,788
$13,409
$11,657
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	James Balanced: Golden Rainbow Fund - Retail Class	James Golden Rainbow Blend	Bloomberg Intermediate Government/Credit Index	VettaFi U.S. Equity 3000 Index	VettaFi U.S. Equity Large/Mid-Cap 1000 Index	VettaFi U.S. Equity Small-Cap 2000 Index
Jun-2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,290	$10,433	$10,168	$10,747	$10,760	$10,564
Jun-2016	$10,225	$10,586	$10,608	$10,955	$11,042	$9,883
Jun-2017	$10,625	$11,666	$10,586	$12,980	$13,033	$12,293
Jun-2018	$10,824	$12,584	$10,525	$14,918	$14,941	$14,593
Jun-2019	$10,690	$13,277	$11,254	$16,280	$16,459	$13,990
Jun-2020	$10,563	$13,859	$12,055	$17,365	$17,715	$12,894
Jun-2021	$12,188	$17,332	$12,078	$25,637	$25,337	$21,476
Jun-2022	$11,094	$14,990	$11,199	$21,942	$21,890	$15,930
Jun-2023	$11,805	$16,169	$11,188	$26,087	$26,119	$17,740
Jun-2024	$13,409	$17,788	$11,657	$31,397	$32,362	$19,008

Average Annual Total Returns

	1 Year	5 Years	10 Years
James Balanced: Golden Rainbow Fund - Retail Class	13.58%	4.64%	2.98%
James Golden Rainbow Blend	10.01%	6.02%	5.93%
Bloomberg Intermediate Government/Credit Index	4.19%	0.71%	1.55%
VettaFi U.S. Equity 3000 Index	20.35%	14.04%	12.12%
VettaFi U.S. Equity Large/Mid-Cap 1000 Index	23.90%	14.48%	12.46%
VettaFi U.S. Equity Small-Cap 2000 Index	7.15%	6.32%	6.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$427,871,493
  Number of Portfolio Holdings127
  Advisory Fee $3,123,947
  Portfolio Turnover26%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	50.3%
Corporate Bonds	8.8%
Exchange-Traded Funds	4.6%
Money Market Funds	2.4%
Mortgage-Backed Securities	2.8%
U.S. Government & Agencies	4.8%
U.S. Treasury Obligations	26.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 26.1%
Information Technology 15.4%
Corporate Bonds 8.8%
Health Care 6.5%
Financials 5.6%
Consumer Discretionary 5.3%
U.S. Government & Agencies 4.8%
Industrials 4.8%
Communication Services 4.5%
Exchange-Traded Funds 4.5%
Consumer Staples 3.0%
Mortgage-Backed Securities 2.8%
Money Market Funds 2.3%
Energy 2.0%
Utilities 1.2%
Real Estate 0.9%
Materials 0.7%

Value	Value
Materials	0.7%
Real Estate	0.9%
Utilities	1.2%
Energy	2.0%
Money Market Funds	2.3%
Mortgage-Backed Securities	2.8%
Consumer Staples	3.0%
Exchange-Traded Funds	4.5%
Communication Services	4.5%
Industrials	4.8%
U.S. Government & Agencies	4.8%
Consumer Discretionary	5.3%
Financials	5.6%
Health Care	6.5%
Corporate Bonds	8.8%
Information Technology	15.4%
U.S. Treasury Obligations	26.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.500%, due 11/30/24	7.0%
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.0%
Microsoft Corporation	4.1%
U.S. Treasury Notes, 5.500%, due 08/15/28	3.7%
Alphabet, Inc. - Class A	2.9%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.9%
NVIDIA Corporation	2.8%
Apple, Inc.	2.6%
U.S. Treasury Notes, 2.375%, due 05/15/27	2.2%
iShares Gold Trust	2.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

James Balanced: Golden Rainbow Fund - Retail Class (GLRBX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-GLRBX

James Balanced: Golden Rainbow Fund - Institutional Class

Institutional Class (GLRIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about James Balanced: Golden Rainbow Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.97%

How did the Fund perform during the reporting period?

During the fiscal year ending June 30, 2024, the Fund maintained an average equity weighting of 54%, with 43.4% in fixed income and the remaining 1.9% in cash. Most of the Fund's total return came from its equity investments, while the fixed income and cash portions contributed -0.25% and 0.12%, respectively.

The Fund's largest weighting in the equity sector was in Technology, which generated a 5.3% return for the Fund over the year. Although Communication Services had the highest average total return, its lower weighting resulted in a contribution of only 1.64%. Real Estate and Utilities, both highly sensitive to interest rates, lagged, each contributing less than one-tenth of one percent to the Fund.

With Artificial Intelligence (AI) generating significant interest in the investment world, NVIDIA Corp. emerged as the most successful stock in the Fund. NVIDIA, known for making Graphics Processing Units once primarily driven by gaming platforms, now sees high demand for its semiconductors essential for AI processing. Consequently, the stock achieved a one-year total return of 192.1%, contributing 2.2% to the Fund.

Microsoft, the stock with the heaviest weighting, was the second-largest contributor to the Fund. This large-cap technology stock, often the largest by market capitalization globally, added 1.2% to the Fund during the fiscal year.

Inflation was a significant factor throughout the year, prompting the Federal Reserve to raise rates multiple times. Consequently, the biggest detractor to the Fund was the U.S. Treasury Bond 3.125% maturing on May 15, 2048. Its 8.1% total return decline over the year led to a 0.5% reduction in the Fund's total return.

The stock that detracted the most from the Fund was McDonald's. High inflation, particularly in food prices, significantly increased the company's cost of goods sold, eroding their margins. The 12.6% decline in the stock resulted in a 0.2% loss to the Fund.

How has the Fund performed over the last ten years?

Total Return Based on $50,000 Investment

James Balanced: Golden Rainbow Fund - Institutional Class
James Golden Rainbow Blend
Bloomberg Intermediate Government/Credit Index
VettaFi U.S. Equity 3000 Index
VettaFi U.S. Equity Large/Mid-Cap 1000 Index
VettaFi U.S. Equity Small-Cap 2000 Index
$170,000
$145,000
$120,000
$95,000
$70,000
$45,000
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
$161,812
$156,983
$95,040
$88,939
$68,757
$58,286

	James Balanced: Golden Rainbow Fund - Institutional Class	James Golden Rainbow Blend	Bloomberg Intermediate Government/Credit Index	VettaFi U.S. Equity 3000 Index	VettaFi U.S. Equity Large/Mid-Cap 1000 Index	VettaFi U.S. Equity Small-Cap 2000 Index
Jun-2014	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000
Jun-2015	$51,601	$52,165	$50,840	$53,734	$53,798	$52,822
Jun-2016	$51,377	$52,931	$53,042	$54,773	$55,209	$49,414
Jun-2017	$53,552	$58,331	$52,930	$64,901	$65,163	$61,466
Jun-2018	$54,684	$62,918	$52,623	$74,589	$74,707	$72,965
Jun-2019	$54,142	$66,384	$56,271	$81,399	$82,296	$69,949
Jun-2020	$53,636	$69,295	$60,275	$86,826	$88,575	$64,469
Jun-2021	$62,018	$86,662	$60,391	$128,187	$126,686	$107,382
Jun-2022	$56,606	$74,948	$55,994	$109,708	$109,452	$79,651
Jun-2023	$60,363	$80,844	$55,941	$130,436	$130,594	$88,700
Jun-2024	$68,757	$88,939	$58,286	$156,983	$161,812	$95,040

Average Annual Total Returns

	1 Year	5 Years	10 Years
James Balanced: Golden Rainbow Fund - Institutional Class	13.91%	4.90%	3.24%
James Golden Rainbow Blend	10.01%	6.02%	5.93%
Bloomberg Intermediate Government/Credit Index	4.19%	0.71%	1.55%
VettaFi U.S. Equity 3000 Index	20.35%	14.04%	12.12%
VettaFi U.S. Equity Large/Mid-Cap 1000 Index	23.90%	14.48%	12.46%
VettaFi U.S. Equity Small-Cap 2000 Index	7.15%	6.32%	6.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$427,871,493
  Number of Portfolio Holdings127
  Advisory Fee $3,123,947
  Portfolio Turnover26%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	50.3%
Corporate Bonds	8.8%
Exchange-Traded Funds	4.6%
Money Market Funds	2.4%
Mortgage-Backed Securities	2.8%
U.S. Government & Agencies	4.8%
U.S. Treasury Obligations	26.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Materials	0.7%
Real Estate	0.9%
Utilities	1.2%
Energy	2.0%
Money Market Funds	2.3%
Mortgage-Backed Securities	2.8%
Consumer Staples	3.0%
Exchange-Traded Funds	4.5%
Communication Services	4.5%
Industrials	4.8%
U.S. Government & Agencies	4.8%
Consumer Discretionary	5.3%
Financials	5.6%
Health Care	6.5%
Corporate Bonds	8.8%
Information Technology	15.4%
U.S. Treasury Obligations	26.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.500%, due 11/30/24	7.0%
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.0%
Microsoft Corporation	4.1%
U.S. Treasury Notes, 5.500%, due 08/15/28	3.7%
Alphabet, Inc. - Class A	2.9%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.9%
NVIDIA Corporation	2.8%
Apple, Inc.	2.6%
U.S. Treasury Notes, 2.375%, due 05/15/27	2.2%
iShares Gold Trust	2.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

James Balanced: Golden Rainbow Fund - Institutional Class (GLRIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-GLRIX

James Small Cap Fund -

(JASCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about James Small Cap Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Small Cap Fund	$150	1.50%

How did the Fund perform during the reporting period?

The James Small Cap Fund had a good fiscal year ending June 30, 2024. While small-cap stocks, as represented by the VettaFi U.S. Small-Cap 2000 Index, gained 7.15%, and the broader VettaFi U.S. Equity 3000 Index returned 20.35%, the Fund increased by 24.59%.

The Fund's investments in the Financial sector, which constituted a heavy weight of 25% of the Fund, averaged a return of 38.9%, contributing over one-third of the total gains, or 8.6% of the Fund's positive return. Information Technology, with a weighting of around 10%, also performed well, adding 5.77% to the Fund.

The largest contributor to the Fund was Super Micro Computer, Inc. (SMCI), a provider of high-performance server technology and cloud computing. In high demand due to the rise of Artificial Intelligence applications, SMCI’s stock increased by over 200% before being sold out of the Fund in February 2024, contributing 3.61% to the Fund.

Deckers Outdoor Corp., known for its casual footwear and accessories brands like UGG, Teva, and Hoka, saw its stock rise by 83.4% during the period. Increased sales, particularly of the Hoka running shoes, and improved margins from around 50% to 56%, resulted in a 2.2% contribution to the Fund.

Real Estate and Utilities, both sensitive to interest rates, lagged as the Federal Reserve raised rates to combat inflation. Fortunately, the Fund's lower weightings in these sectors mitigated their impact on the Fund.

Allegiant Travel Company was the biggest detractor, with its stock price dropping 58% due to higher oil and gas prices and persistent inflation. This decline resulted in a 0.7% loss to the Fund's performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

James Small Cap Fund
VettaFi U.S. Equity Small-Cap 2000 Index
VettaFi U.S. Equity 3000 Index
$35,000
$25,000
$15,000
$5,000
$31,397
$19,008
$17,271
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	James Small Cap Fund	VettaFi U.S. Equity Small-Cap 2000 Index	VettaFi U.S. Equity 3000 Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,879	$10,564	$10,747
Jun-2016	$9,422	$9,883	$10,955
Jun-2017	$10,493	$12,293	$12,980
Jun-2018	$11,690	$14,593	$14,918
Jun-2019	$9,863	$13,990	$16,280
Jun-2020	$7,986	$12,894	$17,365
Jun-2021	$13,006	$21,476	$25,637
Jun-2022	$11,967	$15,930	$21,942
Jun-2023	$13,862	$17,740	$26,087
Jun-2024	$17,271	$19,008	$31,397

Average Annual Total Returns

	1 Year	5 Years	10 Years
James Small Cap Fund	24.59%	11.86%	5.62%
VettaFi U.S. Equity Small-Cap 2000 Index	7.15%	6.32%	6.63%
VettaFi U.S. Equity 3000 Index	20.35%	14.04%	12.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$44,853,629
  Number of Portfolio Holdings82
  Advisory Fee $467,677
  Portfolio Turnover23%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Money Market Funds	1.3%
U.S. Treasury Obligations	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
23.9%
Consumer Discretionary
14.2%
Industrials
12.2%
Information Technology
10.3%
Health Care
9.0%
Real Estate
7.2%
Materials
6.1%
Consumer Staples
5.3%
Energy
5.0%
Utilities
3.3%
U.S. Treasury Obligations
2.2%
Money Market Funds
1.3%

Value	Value
Money Market Funds	1.3%
U.S. Treasury Obligations	2.2%
Utilities	3.3%
Energy	5.0%
Consumer Staples	5.3%
Materials	6.1%
Real Estate	7.2%
Health Care	9.0%
Information Technology	10.3%
Industrials	12.2%
Consumer Discretionary	14.2%
Financials	23.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Encore Wire Corporation	4.1%
Brinker International, Inc.	3.6%
Evercore, Inc. - Class A	3.1%
Piper Sandler Companies	3.1%
FTI Consulting, Inc.	2.6%
PC Connection, Inc.	2.5%
Enova International, Inc.	2.5%
Coca-Cola Consolidated, Inc.	2.3%
U.S. Treasury Bill, 4.917%, due 10/3/24	2.2%
First BanCorporation	1.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

James Small Cap Fund - - (JASCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-JASCX

James Micro Cap Fund -

(JMCRX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about James Micro Cap Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Micro Cap Fund	$150	1.50%

How did the Fund perform during the reporting period?

The James Micro Cap Fund had a good fiscal year ending June 30, 2024. While micro-cap stocks, as represented by the VettaFi U.S. Micro Cap Index, declined by 4.37%, and the broader VettaFi U.S. Equity 3000 Index returned 20.35%, the Fund increased by 20.39%.

The Fund's investments in Financials, which comprised 26% of the Fund, delivered an average return of 36.4%, contributing 8.6% to the Fund's positive return. Information Technology, with a weighting of around 16%, also performed well, adding 4.9% to the Fund.

The largest contributor to the Fund was Nova Ltd. (NVMI), a semiconductor equipment manufacturer, which saw its stock double over the past 12 months and contributed 3.4% to the Fund. Piper Sandler Companies, involved in investment banking and advisory services, also had a strong year, with earnings growth and a special $1.00 per share dividend, contributing 2.16% to the Fund.

Real Estate and Utilities were less beneficial, as both sectors are highly sensitive to interest rates and lagged due to the Federal Reserve’s rate hikes aimed at combating inflation. Fortunately, the Fund's lower weightings in these sectors limited their impact: Real Estate reduced the Fund by 0.35%, Utilities by 0.09%. Consumer Staples also detracted from performance, reducing the Fund by 0.18%.

Radius Recycling Inc., formerly Schnitzer Steel, had a challenging year, with its stock falling 47%. This decline made it the largest detractor, accounting for a 0.90% loss on the Fund. The company's profits and margins declined due to high inflation and competition from China. Ingles Markets, a long-held stock, also struggled, with a 16% decline in its stock price. Higher food prices squeezed margins and reduced the Fund by 0.50% for the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

James Micro Cap Fund
VettaFi U.S. Equity 3000 Index
VettaFi U.S. Equity Micro-Cap Index
$35,000
$25,000
$15,000
$5,000
$31,397
$20,275
$13,740
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	James Micro Cap Fund	VettaFi U.S. Equity 3000 Index	VettaFi U.S. Equity Micro-Cap Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,795	$10,747	$10,597
Jun-2016	$10,748	$10,955	$9,174
Jun-2017	$12,350	$12,980	$11,855
Jun-2018	$13,785	$14,918	$14,376
Jun-2019	$13,062	$16,280	$12,478
Jun-2020	$10,783	$17,365	$11,869
Jun-2021	$16,661	$25,637	$21,364
Jun-2022	$14,562	$21,942	$13,783
Jun-2023	$16,842	$26,087	$14,369
Jun-2024	$20,275	$31,397	$13,740

Average Annual Total Returns

	1 Year	5 Years	10 Years
James Micro Cap Fund	20.39%	9.19%	7.32%
VettaFi U.S. Equity 3000 Index	20.35%	14.04%	12.12%
VettaFi U.S. Equity Micro-Cap Index	- 4.37%	1.95%	3.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$27,610,200
  Number of Portfolio Holdings81
  Advisory Fee $369,493
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 26.4%
Information Technology 17.9%
Industrials 13.9%
Consumer Discretionary 12.0%
Health Care 11.0%
Energy 5.6%
Materials 5.3%
Consumer Staples 4.6%
Money Market Funds 1.6%
Real Estate 1.1%
Utilities 0.7%

Value	Value
Utilities	0.7%
Real Estate	1.1%
Money Market Funds	1.6%
Consumer Staples	4.6%
Materials	5.3%
Energy	5.6%
Health Care	11.0%
Consumer Discretionary	12.0%
Industrials	13.9%
Information Technology	17.9%
Financials	26.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nova Ltd.	6.4%
Piper Sandler Companies	3.9%
Federal Agricultural Mortgage Corporation - Class C	3.9%
Enova International, Inc.	3.6%
Donnelley Financial Solutions, Inc.	3.6%
OFG Bancorp	3.5%
Merchants Bancorp	3.4%
Insight Enterprises, Inc.	3.3%
Dorian LPG Ltd.	2.9%
PC Connection, Inc.	2.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

James Micro Cap Fund - - (JMCRX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-JMCRX

James Aggressive Allocation Fund -

(JAVAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about James Aggressive Allocation Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Aggressive Allocation Fund	$102	1.02%

How did the Fund perform during the reporting period?

The fiscal year ending June 30, 2024, saw an increase in stock prices, primarily driven by large market capitalization companies, especially in the Technology and Communications sectors, in which the Fund's investments contributed 8.3% and 3.3% to the Fund, respectively. In contrast, Utilities underperformed and declined by -0.02%, and Fixed Income investments, which gained +0.23%, also faced challenges, both negatively impacted by rising interest rates.

With Artificial Intelligence (AI) generating significant interest in the investment world, NVIDIA Corp. emerged as the most successful stock in the Fund. NVIDIA, known for making Graphics Processing Units once primarily driven by gaming platforms, now sees high demand for its semiconductors essential for AI processing. Consequently, the stock achieved a one-year total return of 192.1%, contributing 4.8% to the Fund's overall 21.1% gain.

Deckers Outdoor Corp., known for designing and selling casual footwear and accessories under popular brands like UGG, Teva, and Hoka, saw its stock rise by 83.4% from June 30, 2023, to June 30, 2024. This growth was driven by an 18% increase in sales, primarily due to the popularity of the Hoka running shoe brand, and an improvement in margins from around 50% to 56%. Decker's strong performance contributed 1.5% to the Fund's return.

The largest detractor from the Fund was not a stock but a bond. The U.S. Treasury 3.0% due August 15, 2048, fell by 10.8% as interest rates rose due to high inflation levels. This decline caused the Fund to decrease by 0.4% over the year.

The biggest detractor among the common stocks in the Fund was Nova Ltd., a semiconductor manufacturer, a position that was sold by the Fund in October 2023. Although the stock has rallied recently, its sale at that time resulted in a 0.3% loss to the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

James Aggressive Allocation Fund
James Aggressive Blend
Bloomberg U.S. Government/Credit Bond Index
VettaFi U.S. Equity 3000 Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$29,027
$21,487
$14,361
$11,467
Jul-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	James Aggressive Allocation Fund	James Aggressive Blend	Bloomberg U.S. Government/Credit Bond Index	VettaFi U.S. Equity 3000 Index
Jul-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$9,502	$10,352	$10,712	$10,128
Jun-2017	$10,124	$11,552	$10,668	$12,001
Jun-2018	$10,869	$12,630	$10,601	$13,792
Jun-2019	$10,499	$13,817	$11,505	$15,051
Jun-2020	$9,596	$14,984	$12,658	$16,055
Jun-2021	$12,007	$19,337	$12,608	$23,703
Jun-2022	$10,308	$16,829	$11,240	$20,286
Jun-2023	$11,856	$18,843	$11,161	$24,119
Jun-2024	$14,361	$21,487	$11,467	$29,027

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 1, 2015)
James Aggressive Allocation Fund	21.13%	6.47%	4.10%
James Aggressive Blend	14.03%	9.23%	8.87%
Bloomberg U.S. Government/Credit Bond Index	2.74%	- 0.07%	1.53%
VettaFi U.S. Equity 3000 Index	20.35%	14.04%	12.57%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$24,553,355
  Number of Portfolio Holdings82
  Advisory Fee $213,291
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	79.3%
Corporate Bonds	5.9%
Exchange-Traded Funds	0.8%
Money Market Funds	1.8%
U.S. Government & Agencies	4.3%
U.S. Treasury Obligations	7.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Information Technology 20.9%
Health Care 9.5%
Financials 9.4%
Communication Services 9.1%
Consumer Discretionary 8.3%
U.S. Treasury Obligations 7.9%
Industrials 6.9%
Corporate Bonds 5.9%
Energy 4.9%
U.S. Government & Agencies 4.3%
Consumer Staples 3.8%
Real Estate 2.2%
Materials 2.2%
Utilities 2.0%
Money Market Funds 1.8%
Exchange-Traded Funds 0.8%

Value	Value
Exchange-Traded Funds	0.8%
Money Market Funds	1.8%
Utilities	2.0%
Materials	2.2%
Real Estate	2.2%
Consumer Staples	3.8%
U.S. Government & Agencies	4.3%
Energy	4.9%
Corporate Bonds	5.9%
Industrials	6.9%
U.S. Treasury Obligations	7.9%
Consumer Discretionary	8.3%
Communication Services	9.1%
Financials	9.4%
Health Care	9.5%
Information Technology	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	5.0%
Alphabet, Inc. - Class A	3.4%
Microsoft Corporation	3.0%
Apple, Inc.	2.8%
Deckers Outdoor Corporation	2.8%
ASML Holding N.V.	2.5%
Cadence Design Systems, Inc.	2.5%
Meta Platforms, Inc. - Class A	2.5%
Enova International, Inc.	2.2%
U.S. Treasury Bonds, 2.250%, due 08/15/49	2.0%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

James Aggressive Allocation Fund (JAVAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-JAVAX

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant has an audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Julia W. Poston. Ms. Poston is “independent” for purposes of this item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $99,000 and $99,000 with respect to the registrant’s fiscal years ended June 30, 2024 and June 30, 2023, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $17,600 and $17,600 with respect to the fiscal years ended June 30, 2024 and June 30, 2023, respectively. The services comprising these fees are related to the preparation of the Funds’ federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	Pursuant to the registrant’s audit committee charter (the “Charter”), the audit committee is directly responsible for the appointment, termination, compensation, and oversight of the work of any registered public accounting firm employed by the registrant. In addition, the Charter provides that the audit committee is responsible for reviewing and approving in advance any and all proposals under which the independent auditor would provide “permissible non-audit services” (as defined in the Charter) to the registrant or to the investment adviser to the registrant (not including any sub-adviser whose role is primarily portfolio management and that is sub-contracted or overseen by the investment adviser to the registrant) or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if those permissible non-audit services relate directly to the operations and financial reporting of the registrant. In determining whether to pre-approve non-audit services, the audit committee considers whether such services are consistent with the independent auditor’s independence.

(e)(2)	100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended June 30, 2024 and 2023, aggregate non-audit fees of $17,600 and $17,600, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Financial Statements

June 30, 2024

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

TABLE OF CONTENTS

Schedule of Investments
James Balanced: Golden Rainbow Fund	3
James Small Cap Fund	8
James Micro Cap Fund	11
James Aggressive Allocation Fund	14
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights
James Balanced: Golden Rainbow Fund – Retail Class	24
James Balanced: Golden Rainbow Fund – Institutional Class	25
James Small Cap Fund	26
James Micro Cap Fund	27
James Aggressive Allocation Fund	28
Notes to Financial Statements	29
Report of Independent Registered Public Accounting Firm	37
Additional Information	38
Disclosure Regarding Approval of Fund Advisory Agreements	39

James Balanced: Golden Rainbow Fund	Schedule of Investments
June 30, 2024

	Shares	Value
COMMON STOCKS - 49.9%
Communication Services - 4.5%
Alphabet, Inc. - Class A	69,000	$12,568,350
AT&T, Inc.	13,728	262,342
Meta Platforms, Inc. - Class A	7,372	3,717,110
T-Mobile US, Inc.	15,000	2,642,700
		19,190,502
Consumer Discretionary - 5.3%
Amazon.com, Inc. (a)	31,310	6,050,658
Boot Barn Holdings, Inc. (a)	4,567	588,823
Deckers Outdoor Corporation (a)	1,800	1,742,310
Home Depot, Inc. (The)	12,961	4,461,694
Installed Building Products, Inc.	5,071	1,043,003
M/I Homes, Inc. (a)	20,189	2,465,885
McDonald’s Corporation	18,350	4,676,314
TJX Companies, Inc. (The)	15,000	1,651,500
		22,680,187
Consumer Staples - 3.0%
Casey’s General Stores, Inc.	2,500	953,900
PepsiCo, Inc.	6,050	997,827
Procter & Gamble Company (The)	31,100	5,129,012
Walmart, Inc.	85,000	5,755,350
		12,836,089
Energy - 2.0%
Chevron Corporation	25,000	3,910,500
Exxon Mobil Corporation	15,605	1,796,448
Matador Resources Company	8,059	480,316
Shell plc - ADR	10,600	765,108
Valero Energy Corporation	10,032	1,572,616
		8,524,988
Financials - 5.6%
Arthur J. Gallagher & Company	9,295	2,410,286
Bancorp, Inc. (The) (a)	22,196	838,121
Berkshire Hathaway, Inc. - Class B (a)	7,007	2,850,448
BlackRock, Inc.	1,642	1,292,779
Enova International, Inc. (a)	49,844	3,102,789
Goldman Sachs Group, Inc. (The)	4,377	1,979,805
JPMorgan Chase & Company	30,926	6,255,093
LPL Financial Holdings, Inc.	5,000	1,396,500
MGIC Investment Corporation	31,967	688,889
Nelnet, Inc. - Class A	15,000	1,512,900
Primerica, Inc.	2,086	493,506
Regions Financial Corporation	65,499	1,312,600
		24,133,716
Health Care - 6.5%
Abbott Laboratories	19,650	2,041,832
AbbVie, Inc.	14,792	2,537,124
AstraZeneca plc - ADR	47,495	3,704,135
Cigna Group (The)	2,439	806,260
Danaher Corporation	9,000	2,248,650
Elevance Health, Inc.	4,282	2,320,245
Eli Lilly & Company	6,591	5,967,359
Johnson & Johnson	10,625	1,552,950

See Notes to Financial Statements.

Financial Statements | June 30, 2024	3

James Balanced: Golden Rainbow Fund	Schedule of Investments
June 30, 2024

	Shares	Value
Health Care - 6.5% (continued)
Novo Nordisk A/S - ADR	3,757	$536,274
Pfizer, Inc.	8,488	237,494
Thermo Fisher Scientific, Inc.	5,000	2,765,000
UnitedHealth Group, Inc.	5,000	2,546,300
Zoetis, Inc.	2,550	442,068
		27,705,691
Industrials - 4.8%
ABB Ltd. - ADR	34,656	1,930,686
Caterpillar, Inc.	10,762	3,584,822
Eaton Corporation plc	19,000	5,957,450
Encore Wire Corporation	4,283	1,241,342
Generac Holdings, Inc. (a)	2,492	329,492
Lockheed Martin Corporation	2,220	1,036,962
Northrop Grumman Corporation	2,740	1,194,503
Schneider Electric SE - ADR	14,004	674,153
Union Pacific Corporation	8,562	1,937,238
United Rentals, Inc.	4,500	2,910,285
		20,796,933
Information Technology - 15.4%
Accenture plc - Class A	3,500	1,061,935
Apple, Inc.	53,473	11,262,483
ASML Holding N.V.	2,632	2,691,825
Broadcom, Inc.	2,221	3,565,882
Insight Enterprises, Inc. (a)	25,000	4,959,000
Jabil, Inc.	26,500	2,882,935
Mastercard, Inc. - Class A	9,000	3,970,440
Microsoft Corporation	39,575	17,688,046
Nova Ltd. (a)	18,424	4,320,981
NVIDIA Corporation	98,000	12,106,920
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,534	614,245
Vishay Intertechnology, Inc.	30,833	687,576
		65,812,268
Materials - 0.7%
Avery Dennison Corporation	8,000	1,749,200
Linde plc	1,757	770,989
Nucor Corporation	3,698	584,580
		3,104,769
Real Estate - 0.9%
American Tower Corporation	5,050	981,619
CBRE Group, Inc. - Class A (a)	11,418	1,017,458
Prologis, Inc.	16,000	1,796,960
		3,796,037
Utilities - 1.2%
American Electric Power Company, Inc.	26,994	2,368,454
Iberdrola S.A. - ADR	22,276	1,165,480
NextEra Energy, Inc.	21,384	1,514,201
		5,048,135
Total Common Stocks (Cost $108,430,975)		$213,629,315

See Notes to Financial Statements.

4	www.jamesinvestment.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
June 30, 2024

	Shares	Value
EXCHANGE-TRADED FUNDS - 4.5%
Consumer Discretionary Select Sector SPDR® Fund	17,300	$3,155,520
iShares Gold Trust (a)	209,455	9,201,358
iShares Russell 2000 ETF	25,000	5,072,250
Technology Select Sector SPDR® Fund	8,512	1,925,670
Total Exchange-Traded Funds (Cost $12,957,849)		$19,354,798

	Par Value	Value
CORPORATE BONDS - 8.8%
Communication Services - 0.7%
AT&T, Inc., 2.950%, due 07/15/26	$1,000,000	$953,876
Comcast Corporation, 5.350%, due 11/15/27	2,000,000	2,021,761
		2,975,637
Consumer Discretionary - 0.3%
Ross Stores, Inc., 4.700%, due 04/15/27	1,000,000	988,599

Consumer Staples - 0.8%
Tyson Foods, Inc., 4.000%, due 03/01/26	1,500,000	1,464,343
Walmart, Inc., 5.250%, due 09/01/35	2,000,000	2,053,518
		3,517,861
Energy - 0.2%
BP Capital Markets America, Inc., 4.234%, due 11/06/28	1,000,000	968,752

Financials - 3.5%
Bank of America Corporation,
1.250%, due 09/24/26	2,000,000	1,814,537
5.000%, due 06/22/27	1,000,000	984,224
Bank of Montreal, 2.000%, due 12/22/26	2,500,000	2,288,605
Citigroup, Inc., 3.875%, due 03/26/25	2,000,000	1,972,457
Goldman Sachs Group, Inc. (The), 3.500%, due 04/01/25	1,000,000	984,707
John Deere Capital Corporation, 5.100%, due 04/11/34	4,000,000	3,988,598
Royal Bank of Canada, 5.773%, due 02/14/25	1,000,000	1,000,465
State Street Corporation, 5.272%, due 08/03/26	2,000,000	2,003,811
		15,037,404
Health Care - 1.3%
Cigna Group (The), 5.125%, due 05/15/31	1,000,000	992,846
CVS Health Corporation, 5.400%, due 06/01/29	2,500,000	2,503,308
UnitedHealth Group, Inc., 5.000%, due 04/15/34	2,000,000	1,974,016
		5,470,170
Industrials - 0.8%
Caterpillar, Inc., 8.250%, due 12/15/38	1,000,000	1,311,284
Trane Technologies Financing Ltd., 5.100%, due 06/13/34	2,000,000	1,993,233
		3,304,517
Information Technology - 0.8%
Apple, Inc., 2.050%, due 09/11/26	2,500,000	2,350,230
PayPal Holdings, Inc., 2.650%, due 10/01/26	1,000,000	946,437
		3,296,667
Materials - 0.2%
Air Products & Chemicals, Inc., 4.850%, due 02/08/34	1,000,000	981,578

See Notes to Financial Statements.

Financial Statements | June 30, 2024	5

James Balanced: Golden Rainbow Fund	Schedule of Investments
June 30, 2024

	Par Value	Value
Utilities - 0.2%
Kentucky Utilities Company, 5.125%, due 11/01/40	$1,000,000	$940,307

Total Corporate Bonds (Cost $38,211,148)		$37,481,492

	Par Value	Value
MORTGAGE-BACKED SECURITIES - 2.8%
Federal National Mortgage Association - 2.8%
Federal National Mortgage Association,
3.500%, due 09/01/33	$2,766,007	$2,628,103
3.500%, due 05/25/47	235,419	222,541
2.500%, due 01/01/57	11,055,413	9,029,066
Total Mortgage-Backed Securities (Cost $13,686,119)		$11,879,710

	Par Value	Value
U.S. GOVERNMENT & AGENCIES - 4.8%
Federal Farm Credit Bank - 1.7%
Federal Farm Credit Bank,
0.670%, due 08/04/25	$2,000,000	$1,907,920
2.750%, due 11/06/26	5,725,000	5,478,815
		7,386,735
Federal Home Loan Bank - 3.1%
Federal Home Loan Bank,
3.650%, due 07/19/24	1,000,000	998,975
3.000%, due 12/30/24	1,000,000	988,854
3.125%, due 04/29/25	2,500,000	2,456,524
4.050%, due 07/28/25	2,000,000	1,977,132
0.580%, due 09/11/25	2,000,000	1,897,194
1.020%, due 09/17/26	2,500,000	2,298,496
5.000%, due 06/26/29	2,500,000	2,496,065
		13,113,240
Total U.S. Government & Agencies (Cost $21,213,653)		$20,499,975

	Par Value	Value
U.S. TREASURY OBLIGATIONS - 26.1%
U.S. Treasury Bills (b) - 0.2%
5.445%, due 09/05/24	$1,000,000	$990,432

U.S. Treasury Bonds - 8.7%
5.375%, due 02/15/31	20,000,000	21,270,312
3.625%, due 02/15/44	10,000,000	8,661,719
4.250%, due 02/15/54	7,500,000	7,141,406
		37,073,437
U.S. Treasury Notes - 17.2%
4.500%, due 11/30/24	30,000,000	29,900,097
5.000%, due 09/30/25	5,000,000	4,997,852

See Notes to Financial Statements.

6	www.jamesinvestment.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
June 30, 2024

	Par Value	Value
U.S. Treasury Notes - 17.2% (continued)
2.375%, due 05/15/27	$10,000,000	$9,417,969
5.500%, due 08/15/28	15,000,000	15,663,867
4.125%, due 11/15/32	1,000,000	983,164
4.375%, due 05/15/34	12,500,000	12,531,250
		73,494,199
Total U.S. Treasury Obligations (Cost $112,226,335)		$111,558,068

	Shares	Value
MONEY MARKET FUNDS - 2.3%
First American Treasury Obligations Fund - Class X, 5.21% (c) (Cost $10,088,378)	10,088,378	$10,088,378

Total Investments at Value - 99.2% (Cost $316,814,457)		$424,491,736
Other Assets in Excess of Liabilities - 0.8%		3,379,757
Net Assets - 100.0%		$427,871,493

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of June 30, 2024.

ADR- American Depositary Receipt.

See Notes to Financial Statements.

Financial Statements | June 30, 2024	7

James Small Cap Fund	Schedule of Investments
June 30, 2024

	Shares	Value
COMMON STOCKS - 96.5%
Consumer Discretionary - 14.2%
Beazer Homes USA, Inc. (a)	14,370	$394,888
Boot Barn Holdings, Inc. (a)	4,647	599,138
Brinker International, Inc. (a)	22,182	1,605,755
Buckle, Inc. (The)	9,450	349,083
Deckers Outdoor Corporation (a)	640	619,488
M/I Homes, Inc. (a)	2,458	300,220
Oxford Industries, Inc.	3,040	304,456
Patrick Industries, Inc.	6,190	671,925
Urban Outfitters, Inc. (a)	7,850	322,243
Winmark Corporation	1,921	677,401
YETI Holdings, Inc. (a)	13,361	509,722
		6,354,319
Consumer Staples - 5.3%
Andersons, Inc. (The)	8,746	433,802
Casey’s General Stores, Inc.	699	266,710
Central Garden & Pet Company - Class A (a)	6,413	211,821
Coca-Cola Consolidated, Inc.	960	1,041,600
Ingles Markets, Inc. - Class A	6,477	444,387
		2,398,320
Energy - 5.0%
Chord Energy Corporation	1,480	248,166
HF Sinclair Corporation	8,907	475,099
Magnolia Oil & Gas Corporation - Class A	19,100	483,995
Matador Resources Company	6,600	393,360
Par Pacific Holdings, Inc. (a)	10,540	266,135
SilverBow Resources, Inc. (a)	9,953	376,522
		2,243,277
Financials - 23.9%
American Financial Group, Inc.	2,630	323,543
Assured Guaranty Ltd.	10,300	794,645
Axos Financial, Inc. (a)	6,132	350,444
Bancorp, Inc. (The) (a)	7,299	275,610
Enova International, Inc. (a)	17,830	1,109,918
Evercore, Inc. - Class A	6,730	1,402,734
EZCORP, Inc. - Class A (a)	33,000	345,510
Federated Hermes, Inc.	7,149	235,059
First BanCorporation	47,750	873,348
Houlihan Lokey, Inc.	6,300	849,618
LPL Financial Holdings, Inc.	671	187,410
MGIC Investment Corporation	37,900	816,745
Piper Sandler Companies	6,085	1,400,584
Radian Group, Inc.	26,798	833,418
SouthState Corporation	5,620	429,480
WisdomTree, Inc.	48,595	481,576
		10,709,642
Health Care - 9.0%
Corcept Therapeutics, Inc. (a)	18,033	585,892
Dynavax Technologies Corporation (a)	46,770	525,227
Halozyme Therapeutics, Inc. (a)	8,600	450,296
Innoviva, Inc. (a)	44,092	723,109
Integer Holdings Corporation (a)	4,878	564,824

See Notes to Financial Statements.

8	www.jamesinvestment.com

James Small Cap Fund	Schedule of Investments
June 30, 2024

	Shares	Value
Health Care - 9.0% (continued)
National HealthCare Corporation	3,545	$384,278
Option Care Health, Inc. (a)	10,500	290,850
Supernus Pharmaceuticals, Inc. (a)	12,543	335,525
Varex Imaging Corporation (a)	11,600	170,868
		4,030,869
Industrials - 12.2%
Allegiant Travel Company	4,605	231,309
Boise Cascade Company	4,976	593,239
Encore Wire Corporation	6,285	1,821,581
FTI Consulting, Inc. (a)	5,420	1,168,173
Generac Holdings, Inc. (a)	4,288	566,959
Hillenbrand, Inc.	13,136	525,703
WESCO International, Inc.	3,556	563,697
		5,470,661
Information Technology - 10.3%
Avnet, Inc.	8,250	424,793
Axcelis Technologies, Inc. (a)	3,952	561,935
Concentrix Corporation	2,500	158,200
Insight Enterprises, Inc. (a)	3,605	715,088
Nova Ltd. (a)	3,000	703,590
PC Connection, Inc.	17,500	1,123,499
Progress Software Corporation	5,935	322,033
TD SYNNEX Corporation	1,100	126,940
Vishay Intertechnology, Inc.	22,486	501,438
		4,637,516
Materials - 6.1%
Cleveland-Cliffs, Inc. (a)	24,575	378,209
Graphic Packaging Holding Company	15,189	398,104
Innospec, Inc.	5,286	653,297
Olympic Steel, Inc.	5,550	248,807
Radius Recycling, Inc.	13,820	211,031
Warrior Met Coal, Inc.	13,785	865,284
		2,754,732
Real Estate - 7.2%
Agree Realty Corporation	10,155	629,001
DigitalBridge Group, Inc.	36,110	494,707
Forestar Group, Inc. (a)	10,175	325,498
National Storage Affiliates Trust	16,674	687,302
Sabra Health Care REIT, Inc.	10,000	154,000
STAG Industrial, Inc.	6,000	216,360
Terreno Realty Corporation	7,950	470,481
Xenia Hotel & Resorts, Inc.	16,940	242,750
		3,220,099
Utilities - 3.3%
IDACORP, Inc.	3,753	349,592
Otter Tail Corporation	7,778	681,275
Portland General Electric Company	10,455	452,074
		1,482,941
Total Common Stocks (Cost $28,367,736)		$43,302,376

See Notes to Financial Statements.

Financial Statements | June 30, 2024	9

James Small Cap Fund	Schedule of Investments
June 30, 2024

	Par Value	Value
U.S. TREASURY OBLIGATIONS - 2.2%
U.S. Treasury Bills (b) - 2.2%
4.917%, due 10/03/24 (Cost $987,743)	$1,000,000	$986,488

	Shares	Value
MONEY MARKET FUNDS - 1.3%
First American Treasury Obligations Fund - Class X, 5.21% (c) (Cost $585,375)	585,375	$585,375

Total Investments at Value - 100.0% (Cost $29,940,854)		$44,874,239
Liabilities in Excess of Other Assets - (0.0%) (d)		(20,610)
Net Assets - 100.0%		$44,853,629

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of June 30, 2024.
(d)	Percentage rounds to less than 0.1%.

See Notes to Financial Statements.

10	www.jamesinvestment.com

James Micro Cap Fund	Schedule of Investments
June 30, 2024

	Shares	Value
COMMON STOCKS - 98.5%
Consumer Discretionary - 12.0%
Caleres, Inc.	2,845	$95,592
Century Communities, Inc.	4,662	380,699
Haverty Furniture Companies, Inc.	13,509	341,642
Hibbett, Inc.	1,164	101,512
Hovnanian Enterprises, Inc. - Class A (a)	900	127,728
M/I Homes, Inc. (a)	4,097	500,408
MarineMax, Inc. (a)	5,750	186,128
Modine Manufacturing Company (a)	4,078	408,575
Patrick Industries, Inc.	4,044	438,976
Shoe Carnival, Inc.	12,950	477,725
Standard Motor Products, Inc.	5,625	155,981
Zumiez, Inc. (a)	4,568	88,985
		3,303,951
Consumer Staples - 4.6%
Central Garden & Pet Company - Class A (a)	16,385	541,197
Ingles Markets, Inc. - Class A	10,714	735,087
		1,276,284
Energy - 5.6%
Civitas Resources, Inc.	7,254	500,526
Dorian LPG Ltd.	19,032	798,583
Vital Energy, Inc. (a)	5,814	260,583
		1,559,692
Financials - 26.4%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	3,372	100,047
Bancorp, Inc. (The) (a)	6,900	260,544
Donnelley Financial Solutions, Inc. (a)	16,726	997,204
Enova International, Inc. (a)	16,099	1,002,162
Federal Agricultural Mortgage Corporation - Class C	5,967	1,078,954
Investar Holding Corporation	8,542	131,547
Merchants Bancorp	23,196	940,366
National Western Life Group, Inc. - Class A	192	95,412
Nelnet, Inc. - Class A	5,646	569,456
OFG Bancorp	25,456	953,327
Piper Sandler Companies	4,690	1,079,498
Skyward Specialty Insurance Group, Inc. (a)	2,632	95,226
		7,303,743
Health Care - 11.0%
Artivion, Inc. (a)	6,753	173,214
Cartesian Therapeutics, Inc. (a)	94,737	947
Dynavax Technologies Corporation (a)	11,764	132,110
Innoviva, Inc. (a)	20,082	329,345
Integer Holdings Corporation (a)	6,396	740,592
iRadimed Corporation	2,400	105,456
iTeos Therapeutics, Inc. (a)	3,964	58,826
Kiniksa Pharmaceuticals, Ltd. - Class A (a)	6,909	128,991
LeMaitre Vascular, Inc.	2,165	178,136
OraSure Technologies, Inc. (a)	9,526	40,581
Pennant Group, Inc. (The) (a)	5,582	129,447
PetIQ, Inc. (a)	3,617	79,791
Semler Scientific, Inc. (a)	2,765	95,116

See Notes to Financial Statements.

Financial Statements | June 30, 2024	11

James Micro Cap Fund	Schedule of Investments
June 30, 2024

	Shares	Value
Health Care - 11.0% (continued)
SIGA Technologies, Inc.	52,400	$397,716
Tactile Systems Technology, Inc. (a)	4,236	50,578
UFP Technologies, Inc. (a)	1,193	314,797
Zymeworks, Inc. (a)	10,578	90,019
		3,045,662
Industrials - 13.9%
ACCO Brands Corporation	74,997	352,485
Acme United Corporation	2,095	73,472
ArcBest Corporation	5,285	565,918
Boise Cascade Company	2,500	298,050
Columbus McKinnon Corporation	2,198	75,919
CRA International, Inc.	3,384	582,791
Cross Country Healthcare, Inc. (a)	4,213	58,308
Genco Shipping & Trading Ltd.	8,000	170,480
GEO Group, Inc. (The) (a)	7,691	110,443
Heidrick & Struggles International, Inc.	3,400	107,372
Insteel Industries, Inc.	3,500	108,360
Kforce, Inc.	2,400	149,112
Northwest Pipe Company (a)	3,394	115,295
Powell Industries, Inc.	389	55,783
Quanex Building Products Corporation	3,890	107,559
Shyft Group, Inc. (The)	6,336	75,145
Sterling Infrastructure, Inc. (a)	604	71,477
Transcat, Inc. (a)	2,200	263,296
V2X, Inc. (a)	6,950	333,322
Wabash National Corporation	7,214	157,554
		3,832,141
Information Technology - 17.9%
Cohu, Inc. (a)	8,022	265,528
ePlus, Inc. (a)	4,600	338,928
Insight Enterprises, Inc. (a)	4,631	918,605
Nova Ltd. (a)	7,543	1,769,059
PC Connection, Inc.	12,184	782,213
Photronics, Inc. (a)	22,198	547,625
ScanSource, Inc. (a)	3,090	136,918
Vishay Precision Group, Inc. (a)	6,384	194,329
		4,953,205
Materials - 5.3%
Haynes International, Inc.	2,510	147,337
Innospec, Inc.	2,821	348,647
Radius Recycling, Inc. - Class A	13,227	201,976
United States Lime & Minerals, Inc.	2,070	753,853
		1,451,813
Real Estate - 1.1%
PotlatchDeltic Corporation	7,517	296,095

Utilities - 0.7%
Clearway Energy, Inc. - Class C	7,332	181,027

Total Common Stocks (Cost $16,012,947)		$27,203,613

See Notes to Financial Statements.

12	www.jamesinvestment.com

James Micro Cap Fund	Schedule of Investments
June 30, 2024

	Shares	Value
MONEY MARKET FUNDS - 1.6%
First American Treasury Obligations Fund - Class X, 5.21% (b) (Cost $432,506)	432,506	$432,506

Total Investments at Value - 100.1% (Cost $16,445,453)		$27,636,119
Liabilities in Excess of Other Assets - (0.1%)		(25,919)
Net Assets - 100.0%		$27,610,200

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

See Notes to Financial Statements.

Financial Statements | June 30, 2024	13

James Aggressive Allocation Fund	Schedule of Investments
June 30, 2024

	Shares	Value
COMMON STOCKS - 79.2%
Communication Services - 9.1%
Alphabet, Inc. - Class A	4,550	$828,782
AT&T, Inc.	13,250	253,208
Comcast Corporation - Class A	3,645	142,738
Meta Platforms, Inc. - Class A	1,200	605,064
T-Mobile US, Inc.	2,300	405,214
		2,235,006
Consumer Discretionary - 8.3%
Crocs, Inc. (a)	2,200	321,068
Deckers Outdoor Corporation (a)	700	677,565
Home Depot, Inc. (The)	700	240,968
M/I Homes, Inc. (a)	1,725	210,692
McDonald’s Corporation	1,000	254,840
Tractor Supply Company	1,205	325,350
		2,030,483
Consumer Staples - 3.8%
Lamb Weston Holdings, Inc.	1,500	126,120
PepsiCo, Inc.	1,100	181,423
Procter & Gamble Company (The)	1,700	280,364
Walmart, Inc.	5,100	345,321
		933,228
Energy - 4.9%
Cheniere Energy, Inc.	845	147,731
Chevron Corporation	2,000	312,840
Matador Resources Company	5,000	298,000
Petroleo Brasileiro S.A. - ADR	20,000	289,800
Valero Energy Corporation	1,000	156,760
		1,205,131
Financials - 9.4%
Bancorp, Inc. (The) (a)	4,900	185,024
BlackRock, Inc.	500	393,660
Charles Schwab Corporation (The)	3,000	221,070
Enova International, Inc. (a)	8,485	528,191
Goldman Sachs Group, Inc. (The)	855	386,734
JPMorgan Chase & Company	2,000	404,520
Primerica, Inc.	800	189,264
		2,308,463
Health Care - 9.5%
AbbVie, Inc.	1,250	214,400
AstraZeneca plc - ADR	4,000	311,960
Cigna Group (The)	800	264,456
Eli Lilly & Company	525	475,325
Johnson & Johnson	1,295	189,277
Novo Nordisk A/S - ADR	2,000	285,480
UnitedHealth Group, Inc.	610	310,648
Zoetis, Inc.	1,595	276,509
		2,328,055
Industrials - 6.9%
ABB Ltd. - ADR	3,500	194,985
Caterpillar, Inc.	800	266,480
Deere & Company	435	162,529
Eaton Corporation plc	1,175	368,421

See Notes to Financial Statements.

14	www.jamesinvestment.com

James Aggressive Allocation Fund	Schedule of Investments
June 30, 2024

	Shares	Value
Industrials - 6.9% (continued)
Encore Wire Corporation	1,000	$289,830
Lockheed Martin Corporation	415	193,847
Union Pacific Corporation	850	192,321
Veralto Corporation	275	26,254
		1,694,667
Information Technology - 20.9%
Accenture plc - Class A	465	141,086
Apple, Inc.	3,275	689,781
ASML Holding N.V.	600	613,638
Broadcom, Inc.	300	481,659
Cadence Design Systems, Inc. (a)	1,975	607,806
Cisco Systems, Inc.	1,500	71,265
Insight Enterprises, Inc. (a)	250	49,590
Jabil, Inc.	1,800	195,822
Mastercard, Inc. - Class A	735	324,252
Microsoft Corporation	1,650	737,468
NVIDIA Corporation	10,000	1,235,400
		5,147,767
Materials - 2.2%
CF Industries Holdings, Inc.	500	37,060
James Hardie Industries plc - ADR (a)	6,800	214,472
Linde plc	400	175,524
Nucor Corporation	700	110,656
		537,712
Real Estate - 2.2%
Digital Realty Trust, Inc.	1,500	228,075
Prologis, Inc.	2,905	326,261
		554,336
Utilities - 2.0%
Iberdrola S.A. - ADR	2,300	120,336
NextEra Energy, Inc.	3,480	246,419
Sempra	1,560	118,653
		485,408
Total Common Stocks (Cost $11,916,133)		$19,460,256

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.8%
Wisdom Tree India Earnings Fund ETF (Cost $191,903) (a)	4,000	$193,120

	Par Value	Value
CORPORATE BONDS - 5.9%
Consumer Discretionary - 1.7%
Starbucks Corporation, 2.550%, due 11/15/30	$500,000	$431,517

Financials - 2.2%
Bank of Montreal, 2.000%, due 12/22/26	200,000	183,088
Citigroup, Inc., 3.875%, due 03/26/25	250,000	246,557

See Notes to Financial Statements.

Financial Statements | June 30, 2024	15

James Aggressive Allocation Fund	Schedule of Investments
June 30, 2024

	Par Value	Value
Financials - 2.2% (continued)
State Street Corporation, 5.272%, due 08/03/26	$100,000	$100,191
		529,836
Health Care - 1.3%
AstraZeneca plc, 0.700%, due 04/08/26	250,000	231,406
Cigna Group (The), 5.125%, due 05/15/31	100,000	99,285
		330,691
Information Technology - 0.7%
Automatic Data Processing, Inc., 1.250%, due 09/01/30	200,000	161,906

Total Corporate Bonds (Cost $1,601,332)		$1,453,950

	Par Value	Value
U.S. GOVERNMENT & AGENCIES - 4.3%
Federal Farm Credit Bank - 2.0%
Federal Farm Credit Bank, 0.670%, due 08/04/25	$500,000	$476,980

Federal Home Loan Bank - 0.4%
Federal Home Loan Bank, 3.650%, due 07/19/24	100,000	99,898

Federal National Mortgage Association - 1.9%
Federal National Mortgage Association, 0.560%, due 10/22/25	500,000	471,671

Total U.S. Government & Agencies (Cost $1,100,000)		$1,048,549

	Par Value	Value
U.S. TREASURY OBLIGATIONS - 7.9%
U.S. Treasury Bills (b) - 1.8%
5.385%, due 08/08/24	$250,000	$248,617
5.009%, due 01/23/25	200,000	194,386
		443,003
U.S. Treasury Bonds - 3.1%
2.250%, due 08/15/49	750,000	484,746
4.250%, due 02/15/54	300,000	285,656
		770,402
U.S. Treasury Notes - 3.0%
1.125%, due 02/28/25	400,000	389,309
2.625%, due 02/15/29	250,000	231,758
4.375%, due 05/15/34	100,000	100,250
		721,317
Total U.S. Treasury Obligations (Cost $1,964,524)		$1,934,722

See Notes to Financial Statements.

16	www.jamesinvestment.com

James Aggressive Allocation Fund	Schedule of Investments
June 30, 2024

	Shares	Value
MONEY MARKET FUNDS - 1.8%
First American Treasury Obligations Fund - Class X, 5.21% (c) (Cost $442,644)	442,644	$442,644

Total Investments at Value - 99.9% (Cost $17,216,536)		$24,533,241
Other Assets in Excess of Liabilities - 0.1%		20,114
Net Assets - 100.0%		$24,553,355

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of June 30, 2024.

ADR- American Depositary Receipt.

See Notes to Financial Statements.

Financial Statements | June 30, 2024	17

James Advantage Funds	Statements of Assets and Liabilities
June 30, 2024

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
ASSETS

Investment securities:
At cost	$316,814,457	$29,940,854	$16,445,453	$17,216,536
At value	424,491,736	44,874,239	27,636,119	24,533,241
Receivable for capital shares sold	133,503	38,586	—	2
Dividends and interest receivable	1,856,375	22,746	10,518	40,072
Receivable for investment securities sold/maturities	2,020,000	—	—	—
Tax reclaims receivable	40,834	—	—	2,932
Other assets	25,497	891	857	—
Total Assets	428,567,945	44,936,462	27,647,494	24,576,247

LIABILITIES

Payable for capital shares redeemed	103,212	—	—	—
Accrued expenses:
Management fees (Note 4)	259,204	45,653	33,836	19,735
Administration fees (Note 4)	36,134	—	—	—
12b-1 distribution and service fees (Note 4)	100,559	32,645	—	—
Trustee fees (Note 4)	36,818	4,535	3,458	3,157
Other accrued expenses	160,525	—	—	—
Total Liabilities	696,452	82,833	37,294	22,892
Net Assets	$427,871,493	$44,853,629	$27,610,200	$24,553,355

NET ASSETS CONSIST OF

Paid-in capital	$316,396,335	$26,659,420	$16,118,943	$17,735,528
Distributable earnings	111,475,158	18,194,209	11,491,257	6,817,827
Net Assets	$427,871,493	$44,853,629	$27,610,200	$24,553,355

PRICING OF RETAIL CLASS SHARES

Net assets	$331,641,848	N/A	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	15,087,808	N/A	N/A	N/A
Net assets value, offering price and redemption price per share	$21.98	N/A	N/A	N/A

PRICING OF INSTITUTIONAL CLASS SHARES

Net assets	$96,229,645	N/A	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	4,456,404	N/A	N/A	N/A
Net assets value, offering price and redemption price per share	$21.59	N/A	N/A	N/A

PRICING OF SHARES

Net assets	N/A	$44,853,629	$27,610,200	$24,553,355
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	N/A	1,189,765	1,321,545	1,822,936
Net assets value, offering price and redemption price per share	N/A	$37.70	$20.89	$13.47

See Notes to Financial Statements.

18	www.jamesinvestment.com

James Advantage Funds	Statements of Operations
For the Year Ended June 30, 2024

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
INVESTMENT INCOME
Dividends (Net of withholding taxes of $23,939, $3,295, $1,795 and $3,965, respectively)	$3,393,584	$629,247	$431,842	$279,914
Interest	6,500,079	45,257	24,835	98,325
Total Income	9,893,663	674,504	456,677	378,239
EXPENSES
Management fees (Note 4)	3,123,947	467,677	369,493	213,291
12b-1 distribution and service fees - Retail Class (Note 4)	826,542	—	—	—
12b-1 distribution and service fees (Note 4)	—	96,598	—	—
Administration fees (Note 4)	219,941	—	—	—
Trustee fees and expenses (Note 4)	175,451	15,313	10,453	8,788
Audit and tax services fees	94,550	—	—	—
Transfer agent fees (Note 4)	76,976	—	—	—
Legal fees	74,437	—	—	—
Insurance fees	54,743	—	—	—
Registration fees	42,339	—	—	—
Custodian fees	32,582	—	—	—
Shareholder reporting expenses	15,927	—	—	—
Other expenses	159,733	—	—	—
Total Expenses	4,897,168	579,588	379,946	222,079
Net Investment Income	4,996,495	94,916	76,731	156,160
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	6,628,516	3,275,955	749,012	152,456
Net change in unrealized appreciation (depreciation) on investments	42,120,577	5,105,922	3,807,659	3,987,242
Net Realized and Unrealized Gains on Investments	48,749,093	8,381,877	4,556,671	4,139,698
Net Increase in Net Assets Resulting from Operations	$53,745,588	$8,476,793	$4,633,402	$4,295,858

See Notes to Financial Statements.

Financial Statements | June 30, 2024	19

James Balanced: Golden Rainbow Fund	Statements of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
FROM OPERATIONS

Net investment income	$4,996,495	$5,487,744
Net realized gains from investment transactions	6,628,516	7,209,330
Net change in unrealized appreciation (depreciation) on investments	42,120,577	14,730,213
Net increase in net assets resulting from operations	53,745,588	27,427,287

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)

Retail Class Shares	(6,836,783)	(17,821,373)
Institutional Class	(2,145,198)	(5,557,368)
Decrease in net assets from distributions to shareholders	(8,981,981)	(23,378,741)

CAPITAL SHARE TRANSACTIONS:

Retail Class Shares
Proceeds from shares sold	4,406,941	5,169,408
Net asset value of shares issued in reinvestment of distributions to shareholders	6,727,721	17,394,078
Payments for shares redeemed	(52,946,205)	(67,278,578)
Net decrease in net assets from Retail Class capital share transactions	(41,811,543)	(44,715,092)

Institutional Class Shares
Proceeds from shares sold	11,561,051	5,724,232
Net asset value of shares issued in reinvestment of distributions to shareholders	2,064,397	5,201,476
Payments for shares redeemed	(20,958,355)	(24,221,764)
Net decrease in net assets from Institutional Class capital share transactions	(7,332,907)	(13,296,056)
Total decrease in net assets	(4,380,843)	(53,962,602)

NET ASSETS:

Beginning of year	432,252,336	486,214,938
End of year	$427,871,493	$432,252,336

CAPITAL SHARE ACTIVITY

Retail Class
Shares sold	212,897	265,747
Shares issued in reinvestment of distributions to shareholders	331,002	913,750
Shares redeemed	(2,588,831)	(3,478,060)
Net decrease in shares outstanding	(2,044,932)	(2,298,563)
Shares outstanding, beginning of year	17,132,740	19,431,303
Shares outstanding, end of year	15,087,808	17,132,740

Institutional Class Shares
Shares sold	569,532	300,675
Shares issued in reinvestment of distributions to shareholders	103,046	277,703
Shares redeemed	(1,047,134)	(1,276,089)
Net decrease in shares outstanding	(374,556)	(697,711)
Shares outstanding, beginning of year	4,830,960	5,528,671
Shares outstanding, end of year	4,456,404	4,830,960

See Notes to Financial Statements.

20	www.jamesinvestment.com

James Small Cap Fund	Statements of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
FROM OPERATIONS

Net investment income	$94,916	$121,182
Net realized gains from investment transactions	3,275,955	105,071
Net change in unrealized appreciation (depreciation) on investments	5,105,922	4,708,361
Net increase in net assets resulting from operations	8,476,793	4,934,614

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(223,700)	(2,074,237)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold	4,362,733	679,374
Net asset value of shares issued in reinvestment of distributions to shareholders	219,562	2,031,225
Payments for shares redeemed	(2,768,673)	(3,544,334)
Net increase (decrease) in net assets from capital share transactions	1,813,622	(833,735)
Total increase in net assets	10,066,715	2,026,642

NET ASSETS

Beginning of year	34,786,914	32,760,272
End of year	$44,853,629	$34,786,914

CAPITAL SHARE ACTIVITY

Shares sold	121,795	22,888
Shares issued in reinvestment of distributions to shareholders	6,537	70,981
Shares redeemed	(81,376)	(123,013)
Net increase (decrease) in shares outstanding	46,956	(29,144)
Shares outstanding, beginning of year	1,142,809	1,171,953
Shares outstanding, end of year	1,189,765	1,142,809

See Notes to Financial Statements.

Financial Statements | June 30, 2024	21

James Micro Cap Fund	Statements of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
FROM OPERATIONS

Net investment income	$76,731	$142,510
Net realized gains (losses) from investment transactions	749,012	(364,636)
Net change in unrealized appreciation (depreciation) on investments	3,807,659	3,463,217
Net increase in net assets resulting from operations	4,633,402	3,241,091

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(163,890)	(1,830,954)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold	1,750,959	85,589
Net asset value of shares issued in reinvestment of distributions to shareholders	162,067	1,803,440
Proceeds from redemption fees collected (Note 2)	3,272	—
Payments for shares redeemed	(1,456,245)	(2,894,276)
Net increase (decrease) in net assets from capital share transactions	460,053	(1,005,247)
Total increase in net assets	4,929,565	404,890

NET ASSETS

Beginning of year	22,680,635	22,275,745
End of year	$27,610,200	$22,680,635

CAPITAL SHARE ACTIVITY

Shares sold	86,753	4,984
Shares issued in reinvestment of distributions to shareholders	7,810	111,320
Shares redeemed	(72,275)	(172,004)
Net increase (decrease) in shares outstanding	22,288	(55,700)
Shares outstanding, beginning of year	1,299,257	1,354,957
Shares outstanding, end of year	1,321,545	1,299,257

See Notes to Financial Statements.

22	www.jamesinvestment.com

James Aggressive Allocation Fund	Statements of Changes in Net Assets

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
FROM OPERATIONS

Net investment income	$156,160	$167,833
Net realized gains from investment transactions	152,456	250,927
Net change in unrealized appreciation (depreciation) on investments	3,987,242	2,248,826
Net increase in net assets resulting from operations	4,295,858	2,667,586

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(135,785)	(148,040)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold	3,420,571	143,095
Net asset value of shares issued in reinvestment of distributions to shareholders	130,770	145,414
Payments for shares redeemed	(2,812,637)	(2,208,590)
Net increase (decrease) in net assets from capital share transactions	738,704	(1,920,081)
Total increase in net assets	4,898,777	599,465

NET ASSETS

Beginning of year	19,654,578	19,055,113
End of year	$24,553,355	$19,654,578

SUMMARY OF CAPITAL SHARE ACTIVITY

Shares sold	285,881	13,913
Shares issued in reinvestment of distributions to shareholders	10,925	14,570
Shares redeemed	(230,713)	(214,129)
Net increase (decrease) in shares outstanding	66,093	(185,646)
Shares outstanding, beginning of year	1,756,843	1,942,489
Shares outstanding, end of year	1,822,936	1,756,843

See Notes to Financial Statements.

Financial Statements | June 30, 2024	23

James Balanced: Golden Rainbow Fund – Retail Class	Financial Highlights
Per share data for a share outstanding throughout each year:

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value - beginning of year	$19.76	$19.54	$22.94	$20.08	$20.69
Income (loss) from investment operations:
Net investment income (a)	0.23	0.22	0.15	0.17	0.26
Net realized and unrealized gains (losses) on investments and foreign currencies	2.42	0.98	(2.02)	2.90	(0.50)
Total from investment operations	2.65	1.20	(1.87)	3.07	(0.24)

Less distributions from:
Net investment income	(0.24)	(0.21)	(0.16)	(0.18)	(0.22)
Net realized gains on investments	(0.19)	(0.77)	(1.37)	(0.03)	(0.15)
Total distributions	(0.43)	(0.98)	(1.53)	(0.21)	(0.37)
Net asset value at end of year	$21.98	$19.76	$19.54	$22.94	$20.08

Total return	13.58%	6.41%	(8.97)%	15.38%	(1.18)%

Net assets, end of year (in thousands)	$331,642	$338,463	$379,714	$485,082	$534,314

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.22%	1.23%	1.18%	1.16%	1.13%
Ratio of net investment income to average net assets	1.13%	1.16%	0.68%	0.81%	1.25%
Portfolio turnover rate	26%	34%	26%	57%	36%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.

24	www.jamesinvestment.com

James Balanced: Golden Rainbow Fund – Institutional Class	Financial Highlights
Per share data for a share outstanding throughout each year:

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value - beginning of year	$19.41	$19.26	$22.63	$19.82	$20.43
Income (loss) from investment operations:
Net investment income (a)	0.28	0.27	0.20	0.22	0.31
Net realized and unrealized gains (losses) on investments and foreign currencies	2.38	0.95	(1.99)	2.86	(0.50)
Total from investment operations	2.66	1.22	(1.79)	3.08	(0.19)

Less distributions from:
Net investment income	(0.29)	(0.30)	(0.21)	(0.24)	(0.27)
Net realized gains on investments	(0.19)	(0.77)	(1.37)	(0.03)	(0.15)
Total distributions	(0.48)	(1.07)	(1.58)	(0.27)	(0.42)
Net asset value at end of year	$21.59	$19.41	$19.26	$22.63	$19.82

Total return	13.91%	6.64%	(8.73)%	15.63%	(0.93)%

Net assets, end of year (in thousands)	$96,230	$93,789	$106,501	$139,806	$171,173

Ratios/Supplemental Data:
Ratio of expenses to average net assets	0.97%	0.98%	0.93%	0.91%	0.88%
Ratio of net investment income to average net assets	1.38%	1.41%	0.92%	1.06%	1.51%
Portfolio turnover rate	26%	34%	26%	57%	36%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.

Financial Statements | June 30, 2024	25

James Small Cap Fund	Financial Highlights
Per share data for a share outstanding throughout each year:

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value - beginning of year	$30.44	$27.95	$30.46	$18.80	$23.22
Income (loss) from investment operations:
Net investment income (a)	0.09	0.11	0.13	0.09	0.10
Net realized and unrealized gains (losses) on investments	7.37	4.19	(2.55)	11.70	(4.52)
Total from investment operations	7.46	4.30	(2.42)	11.79	(4.42)

Less distributions from:
Net investment income	(0.11)	(0.14)	(0.09)	(0.13)	—
Net realized gains on investments	(0.09)	(1.67)	—	—	—
Total distributions	(0.20)	(1.81)	(0.09)	(0.13)	—
Net asset value at end of year	$37.70	$30.44	$27.95	$30.46	$18.80

Total return	24.59%	15.83%	(7.99)%	62.87%	(19.04)%

Net assets, end of year (in thousands)	$44,854	$34,787	$32,760	$39,859	$29,006

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets	0.25%	0.36%	0.42%	0.36%	0.46%
Portfolio turnover rate	23%	18%	34%	42%	35%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.

26	www.jamesinvestment.com

James Micro Cap Fund	Financial Highlights
Per share data for a share outstanding throughout each year:

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value - beginning of year	$17.46	$16.44	$19.54	$12.73	$15.92
Income (loss) from investment operations:
Net investment income (a)	0.06	0.11	0.06	0.01	0.06
Net realized and unrealized gains (losses) on investments	3.50	2.34	(2.37)	6.88	(2.70)
Total from investment operations	3.56	2.45	(2.31)	6.89	(2.64)

Less distributions from:
Net investment income	(0.13)	(0.09)	(0.01)	(0.07)	(0.04)
Net realized gains on investments	—	(1.34)	(0.78)	(0.01)	(0.51)
Total distributions	(0.13)	(1.43)	(0.79)	(0.08)	(0.55)
Paid-in capital from redemption fees	0.00 (b)	—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$20.89	$17.46	$16.44	$19.54	$12.73

Total return	20.39%	15.66%	(12.56)%	54.32%	(17.38)%

Net assets, end of year (in thousands)	$27,610	$22,681	$22,276	$29,345	$19,580

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets	0.30%	0.64%	0.30%	0.03%	0.41%
Portfolio turnover rate	10%	5%	20%	55%	35%

(a)	Calculated using the average shares method.
(b)	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

Financial Statements | June 30, 2024	27

James Aggressive Allocation Fund	Financial Highlights
Per share data for a share outstanding throughout each year:

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value - beginning of year	$11.19	$9.81	$11.45	$9.23	$10.20
Income (loss) from investment operations:
Net investment income (a)	0.08	0.10	0.04	0.04	0.12
Net realized and unrealized gains (losses) on investments and foreign currencies	2.28	1.36	(1.66)	2.27	(0.98)
Total from investment operations	2.36	1.46	(1.62)	2.31	(0.86)

Less distributions from:
Net investment income	(0.08)	(0.08)	(0.02)	(0.09)	(0.11)
Net asset value at end of year	$13.47	$11.19	$9.81	$11.45	$9.23

Total return	21.13%	15.02%	(14.15)%	25.12%	(8.60)%

Net assets, end of year (in thousands)	$24,553	$19,655	$19,055	$25,576	$20,795

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.02%	1.02%	1.01%	1.01%	0.98%
Ratio of net investment income to average net assets	0.72%	0.89%	0.34%	0.42%	1.17%
Portfolio turnover rate	19%	17%	39%	77%	80%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.

28	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
June 30, 2024

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Micro Cap Fund, and James Aggressive Allocation Fund are each a diversified series of the Trust (individually a “Fund,” and collectively, the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust).

The James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in equity securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued, and in fixed income securities.

The James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization companies that the Adviser believes are undervalued. Small capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the VettaFi U.S. Equity Small-Cap 2000 Total Return Index.

The James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in equity securities of micro capitalization companies that the Adviser believes are undervalued. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the VettaFi U.S. Equity Micro-Cap Total Return Index, including exchange-traded funds (“ETFs”) that invest primarily in such securities.

The James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund will generally have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

Regulatory Update

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

Share Valuation

The net asset value (“NAV”) per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The NAV per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the NAV per share, except that, until May 21, 2024, shares of the James Micro Cap Fund were subject to a redemption fees of 2% if redeemed within 180 days of purchase. Redemption fees received by the James Micro Cap Fund were $3,272 and $0 for the years ended June 30, 2024 and 2023, respectively. The redemption fees are reflected on the Statements of Changes in Net Assets. Effective May 21, 2024, the James Micro Cap Fund no longer charges a redemption fee.

Securities Valuation

Securities are valued at fair value. The Funds’ portfolio securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’ opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market®

Financial Statements | June 30, 2024	29

James Advantage Funds	Notes to Financial Statements
June 30, 2024

securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its NAV) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined by the Adviser as the Fund’s valuation designee, in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Corporate bonds, U.S. government agencies, U.S. Treasury obligations, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage-backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at NAV.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or

Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

30	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
June 30, 2024

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2024:

James Balanced: Golden Rainbow Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$213,629,315	$—	$—	$213,629,315
Exchange-Traded Funds	19,354,798	—	—	19,354,798
Corporate Bonds	—	37,481,492	—	37,481,492
Mortgage-Backed Securities	—	11,879,710	—	11,879,710
U.S. Government & Agencies	—	20,499,975	—	20,499,975
U.S. Treasury Obligations	—	111,558,068	—	111,558,068
Money Market Funds	10,088,378	—	—	10,088,378
Total	$243,072,491	$181,419,245	$—	$424,491,736

James Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$43,302,376	$—	$—	$43,302,376
U.S. Treasury Obligations	—	986,488	—	986,488
Money Market Funds	585,375	—	—	585,375
Total	$43,887,751	$986,488	$—	$44,874,239

James Micro Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$27,203,613	$—	$—	$27,203,613
Money Market Funds	432,506	—	—	432,506
Total	$27,636,119	$—	$—	$27,636,119

James Aggressive Allocation Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$19,460,256	$—	$—	$19,460,256
Exchange-Traded Funds	193,120	—	—	193,120
Corporate Bonds	—	1,453,950	—	1,453,950
U.S. Government & Agencies	—	1,048,549	—	1,048,549
U.S. Treasury Obligations	—	1,934,722	—	1,934,722
Money Market Funds	442,644	—	—	442,644
Total	$20,096,020	$4,437,221	$—	$24,533,241

The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended June 30, 2024.

Financial Statements | June 30, 2024	31

James Advantage Funds	Notes to Financial Statements
June 30, 2024

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of June 30, 2024, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Foreign Currency Translation

Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, that result from changes in exchange rates.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Dividend income includes dividends earned on Real Estate Investment Trusts (“REITs”), which may include a return of capital. As such, important taxation issues may arise, which the Funds account for when information is provided by the issuing REIT. Due to the actual character of dividends paid by REITs not being available until the end of the calendar year, the net investment income and long-term capital gains of the Funds can be different on the tax return compared to this annual report. Substantial unanticipated levels of return of capital may affect the Funds’ earnings and profits from which distributions are made.

Distributions received from Limited Partnership investments of a Fund are usually recorded as a return of capital and are excluded from available income in the calculation of distributions paid by the Funds. Return of capital is recorded as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedule of Investments.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund on at least an annual basis. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The tax character of distributions paid to shareholders during the years ended June 30, 2024 and 2023 was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
June 30, 2024
Ordinary Income	$5,113,860	$115,152	$88,240	$135,785
Long-Term Capital Gains	3,868,121	108,548	75,650	—
Total	$8,981,981	$223,700	$163,890	$135,785

June 30, 2023
Ordinary Income	$5,349,487	$165,848	$131,001	$148,040
Long-Term Capital Gains	18,029,254	1,908,389	1,699,953	—
Total	$23,378,741	$2,074,237	$1,830,954	$148,040

32	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
June 30, 2024

Allocation of Income and Expense

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the James Balanced: Golden Rainbow Fund is allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. The Adviser pays the expenses of each Fund, except for the James Balanced: Golden Rainbow Fund. These expenses exclude the management fees, detailed in Note 4, brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees, 12b-1 fees and extraordinary expenses. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders, if any, and to otherwise continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies. Therefore, no federal tax provision is required.

As of and during the year ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for the current and all open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications, which are determined in accordance with federal income tax regulations, result primarily from earnings and profits being distributed on redemptions in the current year.

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Paid-in capital	$682,097	$109,940	$4,610	$—
Distributable earnings	$(682,097)	$(109,940)	$(4,610)	—

The following information is computed on a tax basis for each item as of June 30, 2024:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Cost of investments	$317,311,411	$29,940,854	$16,445,455	$17,217,288
Gross unrealized appreciation	$112,734,244	$16,045,219	$12,759,312	$7,894,853
Gross unrealized depreciation	(5,553,918)	(1,111,834)	(1,568,646)	(578,900)
Net unrealized appreciation	107,180,326	14,933,385	11,190,666	7,315,953
Undistributed ordinary income	140,986	98,336	—	85,345
Undistributed long-term capital gains	4,153,846	3,162,488	300,591	—
Accumulated capital and other losses	—	—	—	(583,471)
Distributable earnings	$111,475,158	$18,194,209	$11,491,257	$6,817,827

The difference between the cost of investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and U.S. GAAP.

Financial Statements | June 30, 2024	33

James Advantage Funds	Notes to Financial Statements
June 30, 2024

Capital Losses

Under the Code, Capital Losses are carried over to future tax years and will retain their character as either short-term or long-term capital losses. These losses do not include any late year capital losses (losses arising in the period from November 1st through June 30th) that the Funds have elected to defer for the current fiscal year. The Funds’ ability to utilize capital loss carryforwards in future years may be limited under the Code and related regulations based on the results of future transactions.

Capital losses carried forward to the next tax year were as follows:

	Short-Term	Long-Term
James Aggressive Allocation Fund	$583,471	$—

During the year ended June 30, 2024, the James Aggressive Allocation Fund utilized $150,686 of capital loss carryforwards to offset current year capital gains.

3. INVESTMENT TRANSACTIONS

During the year ended June 30, 2024, cost of purchases and proceeds from sales and maturities of investment securities (excluding short-term securities and U.S. government obligations) was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Purchases of investment securities	$34,853,229	$10,532,742	$3,579,950	$3,386,798
Proceeds from sales and maturities of investment securities	$73,503,617	$8,636,306	$2,479,753	$2,677,672

During the year ended June 30, 2024 cost of purchases and proceeds from sales and maturities of long-term U.S. government obligations was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Purchases of investment securities	$72,874,791	$—	$—	$860,474
Proceeds from sales and maturities of investment securities	$88,919,195	$—	$—	$1,358,726

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Management Agreement

The Funds retain James to manage the Funds’ investments. The investment decisions for the Funds are made by a committee of James’ personnel, which is primarily responsible for the day-to-day management of each Fund’s portfolio and pursuant to separate management agreements between the Trust, on behalf of each Fund, and the Adviser (the “Investment Management Agreements”).

34	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
June 30, 2024

The Funds pay James on a monthly basis at the annual rate set forth below of the Funds’ average daily net assets.

James Balanced: Golden Rainbow Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	0.74%
Over $500 million and including $1 billion	0.70%
Over $1 billion and including $2 billion	0.65%
Over $2 billion	0.60%

James Small Cap Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	1.25%
Over $500 million and including $1 billion	1.20%
Over $1 billion and including $2 billion	1.15%
Over $2 billion	1.10%

James Micro Cap Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	1.50%
Over $500 million	1.45%

James Aggressive Allocation Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	0.98%
Over $500 million and including $1 billion	0.95%
Over $1 billion and including $2 billion	0.90%
Over $2 billion	0.85%

Advisory fees for the James Small Cap Fund and the James Micro Cap Fund are reduced by the fees and expenses of the non-interested trustees incurred by the applicable Fund. Under the Investment Management Agreement, the Adviser is responsible for the payment of all operating expenses of the James Small Cap Fund, James Micro Cap Fund, and James Aggressive Allocation Fund, except for brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. The Adviser is not entitled to recoupment of such expenses.

Other Service Providers

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds or the Adviser pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain cost related to the pricing of the Funds’ portfolio securities. Administration and transfer agent fees paid by the Funds for the year ended June 30, 2024, are disclosed on the Statements of Operations.

Plan of Distribution

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (“UFD”) serves as principal underwriter and exclusive agent for distribution of shares of the Funds. UFD is a wholly-owned subsidiary of Ultimus. The James Balanced: Golden Rainbow Fund (Retail Class) and James Small Cap Fund have each adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plan”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders (“Distribution Expenses”). These Distribution Expenses are reflected as 12b-1 distribution and service fees on the Statements of Operations. Payments under a Plan are made to the Adviser or its designee, which uses them to pay Distribution Expenses on behalf of and as agent of the Trust. The amount payable by the James Small Cap Fund and the Retail Class of the James Balanced: Golden Rainbow Fund, under its Plan is 0.25% of its average daily net assets. Payments received under the Plan are in addition to the fees paid to the Adviser pursuant to the Management Agreements. Pursuant to the Plan, the Adviser shall act in the Funds’ best interests in expending or directing its designee to expend payments received by the Adviser or its designee, and such payments shall be used solely for the purpose of paying Distribution Expenses on behalf of the Funds; provided, however, that to the extent the Distribution Expenses for the period to which a payment relates are less than the payment, the Adviser may retain the excess.

Trustee Fees

Effective January 1, 2024, each Trustee who is not an interested person of the Trust (“Independent Trustees”), as defined in the 1940 Act, receives (1) a quarterly retainer of $8,300, (2) a per meeting fee for regularly scheduled Board meetings of $2,200, (3) a quarterly fee paid to the Audit Committee Chair of $1,050 and a quarterly fee paid to the other members of the Audit Committee of $525, (4) a per meeting fee of $2,200 for any special meeting held outside of a regularly scheduled Board meeting that the Independent Trustee is required to attend in person, (5) a per meeting fee of $220 for any special telephonic meetings held outside of a regularly scheduled Board meeting, and (6) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

Prior to January 1, 2024, each Independent Trustee received (1) a quarterly retainer of $7,900, (2) a per meeting fee for regularly scheduled Board meetings of $2,100, (3) a quarterly fee paid to the Audit Committee Chair of $1,000 and a quarterly fee paid to the other members of the Audit Committee of $500, (4) a per meeting fee of $2,100 for any special meeting held outside of a regularly scheduled Board meeting that the Independent Trustee is required to attend in person, (5) a per meeting fee of $210 for any special telephonic meetings held outside of a regularly scheduled Board meeting, and (6) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. Such fees are presented on the Statements of Operations as Trustee fees.

Financial Statements | June 30, 2024	35

James Advantage Funds	Notes to Financial Statements
June 30, 2024

Principal Holders of Fund Shares

As of June 30, 2024, the following shareholders owned of record 25% or more of the outstanding shares of each Fund, as applicable:

NAME OF RECORD OWNER	% OWNERSHIP
James Balanced: Golden Rainbow Fund
National Financial Services, LLC (for the benefit of its customers)	37%
James Micro Cap Fund
Iris James	28%
James Aggressive Allocation Fund
Iris James	26%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. As of June 30, 2024, none of the Funds had outstanding borrowings under the line of credit agreement. For the year ended June 30, 2024, none of the Funds utilized the line of credit. Each Fund’s line of credit agreement is set to expire on July 2, 2025.

The terms of the agreements can be characterized as follows:

	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced:
Golden Rainbow Fund	$25,000,000	Prime Rate*	July 2, 2025
James Small Cap Fund	$2,000,000	Prime Rate*	July 2, 2025
James Micro Cap Fund	$1,250,000	Prime Rate*	July 2, 2025
James Aggressive Allocation Fund	$750,000	Prime Rate*	July 2, 2025

*	The rate at which the Bank announces as its prime lending rate.

7. SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of June 30, 2024, the James Micro Cap Fund had 26.4% of net assets invested in common stocks within the Financials industry sector.

8. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

36	www.jamesinvestment.com

James Advantage Funds	Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of James Advantage Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of James Advantage Funds comprising the James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Micro Cap Fund, and James Aggressive Allocation Fund (the “Funds”), including the schedules of investments, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the James Advantage Funds as of June 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Denver, Colorado

August 27, 2024

We have served as the auditor of one or more James Advantage Funds investment companies since 1998.

Financial Statements | June 30, 2024	37

James Advantage Funds	Additional Information
June 30, 2024

TAX DESIGNATIONS

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the fiscal year ended June 30, 2024, are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
James Balanced: Golden Rainbow Fund	58.03%
James Small Cap Fund	100.00%
James Micro Cap Fund	100.00%
James Aggressive Allocation Fund	100.00%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the fiscal year ended June 30, 2024, qualify for the corporate dividends received deduction:

Amount
James Balanced: Golden Rainbow Fund	52.93%
James Small Cap Fund	100.00%
James Micro Cap Fund	100.00%
James Aggressive Allocation Fund	100.00%

Pursuant to Section 852(b) of the Internal Revenue Code, James Balanced: Golden Rainbow Fund designated $3,868,121 and James Advantage Small Cap Fund designated $105,044 as long-term capital gains distributions.

38	www.jamesinvestment.com

James Advantage Funds	Disclosure Regarding Approval of Fund Advisory Agreements
June 30, 2024 (Unaudited)

The Board of Trustees (the “Board”) of the James Advantage Funds (the “Trust” or the “Funds”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), approved the continuation of each current management agreement by and between James Investment Research, Inc. (“the Adviser”) and the Trust, with respect to the James Aggressive Allocation Fund (the “Allocation Fund”), the James Balanced: Golden Rainbow Fund (the “Golden Rainbow Fund”), the James Micro Cap Fund (the “Micro Cap Fund”) and the James Small Cap Fund (the “Small Cap Fund”) (the “Management Agreements”) at a meeting on February 14, 2024.

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of the Management Agreements. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Management Agreements, the Board had received sufficient information to renew and approve the applicable Management Agreement.

In renewing and approving the Management Agreements, the Board, including the Independent Trustees, considered the following factors:

Nature, Extent and Quality of Services

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Funds under the Management Agreements. The Board reviewed certain background materials supplied by the Adviser, including its organizational structure and Form ADV.

The Board reviewed and considered information regarding the Adviser’s investment advisory personnel, its history as an asset manager and its performance, and the amount of assets currently under management by the Adviser. The Board also took into account the research and decision-making processes used by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of each Fund. The Board noted that the Adviser continues to primarily rely on in-house research when making its investment decisions for each Fund.

The Board considered the background and experience of the Adviser’s management in connection with the Funds, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Funds, and the Funds’ officers.

The Board also reviewed, among other things, the Adviser’s compliance policies generally, including its Code of Ethics.

The Board discussed each Fund’s strategy for investing in other investment companies, such as closed-end mutual funds and ETFs, to gain exposure to particular investment products, indexes, or foreign market sectors or indices.

Based on the information provided, the Board determined that the nature, extent and quality of services rendered by the Adviser to each Fund under the applicable Management Agreement was adequate and appropriate in light of the needs of such Fund. Based on the information provided, the Board also determined that the fees to be paid to the Adviser are based on services provided that are in addition to, rather than duplicative of, the services provided under the advisory agreements of other investment companies owned by the Funds.

Cost of Services Provided

The Board also reviewed the current management fees and net annual operating expense ratios of each Fund, comparing them with the management fees of a peer group of funds with the same, or very similar, investment objectives and strategies. The Trustees noted that according to the Adviser, each peer group was selected based on the investment style and strategies employed by the Funds, as well as by asset size, and was in large part, consistent with the peer group that had been used in prior periods and in other similar reports provided to the Trustees from time to time.

The Board noted that all the Funds, except the Golden Rainbow Fund, have a unitary fee structure. Under the unitary fee structure, the Adviser generally pays the expenses of the Fund. The Board noted that for the unitary fee Funds, it would not be unreasonable for the Adviser to be compensated with a higher management fee relative to the peer group members that do not employ a unitary fee structure, and that comparing the unitary fee against the net annual operating expense ratios of comparable funds was of analytical value. The Board also reviewed calculations prepared by the Adviser to derive a “net adjusted management fee” for each of the unitary fee Funds equal to the unitary fee after deduction of all direct non-distribution expenses of the Fund paid by the Adviser. The Board reviewed the comparison of the net adjusted management fee for each applicable Fund relative to the average management fee for its peer group. The Board also reviewed the net expense ratio for each Fund relative to its peer group, and noted that the Golden Rainbow Fund’s net expense ratio does not reflect an expense waiver.

Financial Statements | June 30, 2024	39

James Advantage Funds	Disclosure Regarding Approval of Fund Advisory Agreements
June 30, 2024 (Unaudited)

The Board further noted that some of the funds in the peer groups were one class of a fund that had many classes or were one fund of a much larger fund complex and, thus, could benefit from economies of scale provided by the other classes of such fund or complex.

Based on the information provided, the Board determined that the actual management fee for the Golden Rainbow Fund: Retail Class and the Golden Rainbow Fund: Institutional Class were higher than their respective peer group averages; the net adjusted management fee for the Micro Cap Fund was higher than the Fund’s peer group average, while the net adjusted management fees for the Small Cap Fund and the Allocation Fund were lower than their respective peer group averages.

Based on the information provided, the Board also determined that the net expense ratio for the Allocation Fund was lower than its peer group median, and that each other Fund’s net expense ratio was higher than its peer group median. The Board concluded that these differences were reasonable in light of the services provided by the Adviser and the contractual and actual management fees paid by the Golden Rainbow Fund and the net adjusted management fees paid by each other Fund.

Performance

The Board reviewed the performance data for each Fund provided by the Adviser, including (to the extent available), one-year, three-year, five-year and ten-year (or since inception, as applicable) average annual total returns as of December 31, 2023. The Board also reviewed comparisons of each Fund’s performance against peer group performance, Morningstar group performance, and respective benchmarks.

The Board noted that the Golden Rainbow Fund: Retail Class outperformed its peer group over the one-year period and outperformed its peer group and Morningstar peer group over the three-year period, the Golden Rainbow Fund: Institutional Class outperformed its peer group over the one-year period and outperformed its peer group and Morningstar peer group over the three-year period, the Small Cap Fund outperformed its peer group and Morningstar peer group over the one-year, three-year and five-year periods, the Micro Cap Fund outperformed the peer group and Morningstar peer group over the one-year, three-year, and five-year periods and outperformed the peer group over the ten-year period, the Aggressive Allocation Fund outperformed its peer group over the one-year period and outperformed its peer group and Morningstar peer group over the three-year period, and each Fund underperformed its peer group and Morningstar peer group over each other period. The Board discussed the improvement in the performance of the Funds over the one-year period ended December 31, 2023 versus the Funds’ performance over the longer-term.

Comparable Accounts

The Board reviewed comparisons of the fees charged by the Adviser to each Fund against fees charged to certain private account clients of the Adviser using similar strategies, if any.

Based on the information provided, the Board determined that, bearing in mind the limitations of comparing different types of clients and the different levels of service typically associated with such client accounts, the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness with respect to the advisory fees payable by each Fund.

Adviser Profitability

The Board reviewed a profitability analysis provided by the Adviser with respect to each Fund for the twelve months ending September 30, 2023, reflecting revenues net of certain fees and expenses under each Management Agreement, and incorporating the Adviser’s assumptions and estimates of, among other items, direct expenses applied to each Fund. The Board also considered certain industry-related materials regarding the analysis of fund profitability and took note of other long-term industry and cyclical trends regarding profitability generally.

The Board discussed the assumptions and estimates included in the fund profitability analysis and received additional information from the Adviser about these assumptions and estimates.

Based on the information provided, the Board determined that the overall profitability of each Fund to the Adviser, before taking into account distribution expenses incurred by the Adviser, was not unreasonable.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Funds would be shared with, and passed along to, the Fund shareholders under the Management Agreements. The Board noted that each Management Agreement included breakpoints in the management fee for each Fund. The Board noted that due to a reduction in Fund assets and the Fund having a breakpoint schedule in its Management Agreement, the Fund has a higher weighted average management fee.

Based on the information provided, the Board determined there were mechanisms in place for each Fund to cause the benefits of economies of scale to be shared with, and passed along to, the Fund shareholders.

40	www.jamesinvestment.com

James Advantage Funds	Disclosure Regarding Approval of Fund Advisory Agreements
June 30, 2024 (Unaudited)

Other Benefits to the Adviser

The Board reviewed and considered material other incidental benefits derived or to be derived by the Adviser from its relationship with the Funds. The Board noted that the Adviser does not have any soft dollar arrangements. The Board also noted that the Adviser benefits from its association with the Funds, and that the Adviser benefits from cross-marketing products. The Board then noted the Adviser’s statements that the management of the Funds may produce some economies of scale in security purchases, but they would be mainly in the fixed income markets and would be minor and infrequent.

Based on the information provided, the Board determined there were no material other benefits accruing to the Adviser in connection with its relationship with the Funds.

After further discussion, and based upon all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board unanimously determined that the continuation of each Management Agreement for the maximum permissible period under the 1940 Act was in the best interests of the applicable Fund and its shareholders.

Financial Statements | June 30, 2024	41

Intentionally Left Blank

Intentionally Left Blank

INVESTMENT ADVISER
James Investment
Research, Inc.
P.O. Box 8
Alpha, Ohio 45301
info@jamesinvestment.com

CUSTODIAN
U.S. Bank
425 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Suite 400
1601 Wewatta Street
Denver, Colorado 80202

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio 45246

LEGAL COUNSEL
Davis Graham
& Stubbs LLP
1550 17th Street, Suite 500
Denver, Colorado 80202

For information about the Funds, or to make inquiries about the Funds,

please call 1-800-99JAMES (1-800-995-2637).

www.jamesinvestment.com

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountant: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	James Advantage Funds

By (Signature and Title)		/s/ R. Brian Culpepper
R. Brian Culpepper, President (Principal Executive Officer)

Date	September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Brian Culpepper
R. Brian Culpepper, President (Principal Executive Officer)

Date	September 5, 2024

By (Signature and Title)		/s/ Brian P. Shepardson
Brian P. Shepardson, Chief Financial Officer and Treasurer (Principal Financial Officer)

Date	September 5, 2024